Note 5 - Gain (Loss) on Solar Development (Details Textual) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 02, 2019	May 25, 2018	Oct. 31, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Total contract liabilities				$ 10,095,000	$ 6,013,000	$ 10,095,000	$ 4,978,000	$ 1,544,000
Profit (loss) from operating activities				(33,000)	2,169,000	(5,217,000)	(5,410,000)	(7,595,000)
Net gains (losses) on disposals of property, plant and equipment		$ 400,000		38,000	1,589,000	2,668,000	(2,615,000)	1,356,000
Total intangible assets other than goodwill				9,375,000	7,930,000	$ 9,375,000	9,744,000	11,920,000	$ 15,927,000
Proceeds from sales of investments other than investments accounted for using equity method		$ 11,400,000
NC-31 project [member]
Statement Line Items [Line Items]
Percentage of equity interests sold		14.50%
NC-47 project [member]
Statement Line Items [Line Items]
Percentage of equity interests sold		10.00%
Sun connect portfolio [member]
Statement Line Items [Line Items]
Consideration paid (received)			$ 1,000,000
Other liabilities			100,000
Net gains (losses) on disposals of property, plant and equipment			$ 300,000
Ownership percentage of investment			100.00%
Total intangible assets other than goodwill			$ 800,000
Solar projects in Australia [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment			$ 500,000
Discontinued solar development projects in ISS Joint Venture [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment					$ (1,200,000)		(800,000)
Contracts related to SREC's from NC projects [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment							(1,900,000)
Amaroo solar project in Australia [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment							300,000
NC projects [member]
Statement Line Items [Line Items]
Net gains (losses) on disposals of property, plant and equipment							400,000
VivoRex LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Consideration paid (received)	$ (1,000,000)
Gains (losses) on disposal of contract obligations	2,300,000
Total contract liabilities	2,000,000
Other liabilities	500,000
Cash and other current assets	$ 200,000
Profit (loss) from operating activities				$ 100,000			$ 1,959,000	$ 645,000